Fair value measurements - Fair value of financial instruments carried on recurring basis (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Fair value measurements
Other assets		¥ 1,014,663	¥ 1,014,707
Investments in equity securities		106,422	97,660
Listed Equity [Member]
Fair value measurements
Investments in equity securities		77,648	69,475
Unlisted Equity [Member]
Fair value measurements
Investments in equity securities		28,774	28,185
Recurring [Member]
Fair value measurements
Trading assets and private equity and debt investments	[1]	18,039,000	16,143,000
Recurring [Member] | Other assets [Member]
Fair value measurements
Other assets	[1],[2],[3]	610,000	548,000
Recurring [Member] | Net asset value per share [Member]
Fair value measurements
Trading assets and private equity and debt investments		55,000	47,000
Recurring [Member] | Net asset value per share [Member] | Other assets [Member]
Fair value measurements
Other assets		¥ 3,000	¥ 3,000

[1]	Investments that are carried at fair value using NAV per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2023 and September 30, 2023, the fair values of these investments which are included in Trading assets and private equity and debt investments were ¥47 billion and ¥55 billion, respectively. As of March 31, 2023 and September 30, 2023, the fair values of these investments which are included in Other assets were ¥3 billion and ¥3 billion, respectively.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes equity investments which comprise listed and unlisted equity securities held for operating purposes in the amounts of ¥69,475 million and ¥28,185 million, respectively, as of March 31, 2023 and ¥77,648 million and ¥28,774 million, respectively, as of September 30, 2023.